Total
Invesco NASDAQ Next Gen 100 ETF
Summary Information
Investment Objective
The Invesco Nasdaq Next Gen 100 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the NASDAQ Next Generation 100 Index® (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco NASDAQ Next Gen 100 ETF Invesco NASDAQ Next Gen 100 ETF
Management Fees	0.15%
Other Expenses	none
Total Annual Fund Operating Expenses	0.15%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco NASDAQ Next Gen 100 ETF | Invesco NASDAQ Next Gen 100 ETF | USD ($)	15	48	85	192

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Nasdaq, Inc.(“Nasdaq” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of securities of the next generation of Nasdaq-listed non-financial companies; that is, the largest 100 Nasdaq-listed companies outside of the NASDAQ-100 Index® (the “NASDAQ-100”) based on market capitalization.
To be eligible for inclusion in the Underlying Index, a security must meet the existing eligibility criteria of the NASDAQ-100, an index that measures the performance of 100 of the largest domestic and international non-financial companies by market capitalization on The Nasdaq Stock Market LLC. Securities meeting the NASDAQ-100 eligibility criteria are ranked by market capitalization, with approximately the largest 100 securities not currently in the NASDAQ-100 selected for inclusion in the Underlying Index.
Security types generally eligible for inclusion in the Underlying Index are common stocks and tracking stocks, as well as American Depositary Receipts (“ADRs”) that represent securities of non-U.S. issuers. The Underlying Index may include companies from all major sectors, except for companies that are classified as “financials” according to the Industry Classification Benchmark (“ICB”). The Underlying Index may include Nasdaq-listed securities of both U.S. and foreign companies, including foreign companies located in emerging market countries. Companies organized as real estate investment trusts (“REITs”) are not eligible for inclusion in the Underlying Index.
The Underlying Index weights its component securities using a “modified market capitalization-weighted” methodology, which is a hybrid between equal weighting and conventional capitalization weighting. Under this methodology, no issuer may exceed 4% of the weight of the Underlying Index.
As of October 31, 2023, the Underlying Index was comprised of 102 constituents with market capitalizations ranging from $1.4 billion to $114.6 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of August 31, 2023.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2023, the Fund had significant exposure to the information technology sector. The Fund's portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indices with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	3.61%
Best Quarter	June 30, 2021	8.30%
Worst Quarter	June 30, 2022	-19.67%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco NASDAQ Next Gen 100 ETF	1 Year	Since Inception	Inception Date
Invesco NASDAQ Next Gen 100 ETF	(28.12%)	(4.14%)	Oct. 13, 2020
After Taxes on Distributions | Invesco NASDAQ Next Gen 100 ETF	(28.25%)	(4.37%)
After Taxes on Distributions and Sale of Fund Shares | Invesco NASDAQ Next Gen 100 ETF	(16.56%)	(3.16%)
Nasdaq Next Generation 100 Index® (reflects no deduction for fees, expenses or taxes)	(28.03%)	(3.99%)
NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)	(32.54%)	(4.79%)
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	(19.21%)	4.75%

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.